Business Segment Data	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Business Segment Data
Note 15. Business Segment Data
Our operating businesses include a diverse group of corporate (including service activities) and technology businesses. We organize our reportable business segments in a manner that reflects how management views those business activities. The tabular information that follows shows data of reportable segments reconciled to amounts reflected in our consolidated financial statements. Inter-segment transactions are not eliminated from segment results when management considers those transactions in assessing the results of the respective segments. These items are included in the reconciliation of segment amounts to consolidated amounts. Innventure’s business segments are Corporate (including service activities) and Technology.
Reportable segment information for the years ended December 31, 2023 and 2022, respectively, are as follows.

	Years ended December 31,
	2023	2022
Revenues:
Corporate	$1,198	$942
Elimination of management services provided to Technology	$(81)	$—
Consolidated Revenues	$1,117	$942

Interest Expense:
Corporate	$329	$675
Technology	$1,039	$223
Consolidated Interest Expense	$1,368	$898

Net Loss:
Corporate	$(20,367)	$(14,831)
Technology	$(10,617)	$(17,954)
Consolidated Net Loss	$(30,984)	$(32,785)

Capital Expenditures:
Technology	$645	$—
Consolidated Capital Expenditures	$645	$—

	December 31,
	2023	2022
Total Assets:
Corporate	$22,953	$26,633
Technology	$16,246	$2,642
Eliminations	$(17,635)	$(1,296)
Consolidated Total Assets	$21,564	$27,979
All revenue from external customers and long-lived assets are located entirely in the United States of America (USA).
Note 14. Business Segment Data
Our operating businesses include a diverse group of corporate (including service activities) and technology businesses. Reportable segment information for the six months ended June 30, 2024 and 2023, respectively, are as follows.

	Six months ended June 30,
	2024	2023
Revenues:
Corporate	$501	$646
Elimination of management services provided to Technology	$(54)	$(27)
Consolidated Revenues	$447	$619

Interest Expense:
Corporate	$99	$164
Technology	$491	$359
Consolidated Interest Expense	$590	$523

Net Loss:
Corporate	$(8,403)	$5,349
Technology	$(10,437)	$(4,385)
Consolidated Net Loss	$(18,840)	$964

Capital Expenditures:
Technology	$706	$124
Consolidated Capital Expenditures	$706	$124

	June 30, 2024	December 31, 2023
Total Assets:
Corporate	$21,364	$22,953
Technology	$34,828	$16,246
Eliminations	$(23,800)	$(17,635)
Consolidated Total Assets	$32,392	$21,564
All revenue from external customers and long-lived assets are located entirely in the United States of America (USA).